UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2010

High Yield Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 90.2%
Aerospace - 1.3%
BE Aerospace, Inc., 8.5%, 2018		$110,000	$117,400
Bombardier, Inc., 7.5%, 2018 (z)		120,000	125,100
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		178,000	137,503
Oshkosh Corp., 8.25%, 2017 (n)		15,000	15,488
Oshkosh Corp., 8.5%, 2020 (n)		65,000	67,275
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		55,000	56,375

			$519,141

Airlines - 1.1%
American Airlines Pass-Through Trust, 7.377%, 2019		$89,251	$74,078
Continental Airlines, Inc., 7.339%, 2014		281,000	273,975
Continental Airlines, Inc., 6.9%, 2017		31,685	30,576
Continental Airlines, Inc., 6.748%, 2017		22,636	21,843
Delta Air Lines, Inc., 7.711%, 2011		60,000	59,700

			$460,172

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$110,000	$113,850
Levi Strauss & Co., 9.75%, 2015		80,000	83,800

			$197,650

Asset Backed & Securitized - 1.1%
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045 (z)		$165,567	$8,692
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		71,823	56,195
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049		148,212	28,961
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		70,665	55,159
Crest Ltd., CDO, 7%, 2040		154,000	7,700
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	150,554
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		110,000	35,346
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050		110,000	31,184
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050		62,000	42,945
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047		87,180	14,507
Wachovia Credit, CDO, FRN, 1.633%, 2026 (z)		250,000	10,000

			$441,243

Automotive - 3.0%
Allison Transmission, Inc., 11%, 2015 (n)		$160,000	$170,400
Allison Transmission, Inc., 11.25%, 2015 (n)(p)		90,100	96,182
Ford Motor Credit Co. LLC, 12%, 2015		604,000	721,596
Goodyear Tire & Rubber Co., 9%, 2015		195,000	201,338
Goodyear Tire & Rubber Co., 10.5%, 2016		30,000	32,400

			$1,221,916

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)		$115,000	$119,025

Broadcasting - 5.3%
Allbritton Communications Co., 7.75%, 2012		$188,000	$188,470
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		148,483	66,656
Inmarsat Finance PLC, 7.375%, 2017 (n)		200,000	208,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016		235,000	250,275
Lamar Media Corp., 6.625%, 2015		85,000	82,556
Lamar Media Corp., “C”, 6.625%, 2015		115,000	110,544
LBI Media, Inc., 8.5%, 2017 (z)		100,000	86,000
LIN TV Corp., 6.5%, 2013		145,000	142,825
Local TV Finance LLC, 10%, 2015 (p)(z)		264,600	165,228
Newport Television LLC, 13%, 2017 (n)(p)		189,943	150,503
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		201,987	163,385
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	54,270
Salem Communications Corp., 9.625%, 2016		40,000	41,800
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	68,413
SIRIUS XM Radio, Inc., 8.75%, 2015 (z)		80,000	79,700
Univision Communications, Inc., 12%, 2014 (n)		65,000	71,175
Univision Communications, Inc., 10.5%, 2015 (n)(p)		237,877	203,781
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	560

			$2,134,141

Brokerage & Asset Managers - 0.9%
Janus Capital Group, Inc., 6.95%, 2017		$220,000	$218,731
Nuveen Investments, Inc., 10.5%, 2015		135,000	130,950

			$349,681

Building - 2.1%
Associated Materials, Inc., 11.25%, 2014		$120,000	$123,450
Building Materials Holding Corp., 7%, 2020 (n)		80,000	81,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	75,000	104,339
Masco Corp., 7.125%, 2020		$55,000	55,560

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - continued
Nortek, Inc., 11%, 2013	$245,933	$263,763
Owens Corning, 9%, 2019	125,000	147,301
Ply Gem Industries, Inc., 11.75%, 2013	85,000	89,675

		$865,088

Business Services - 2.1%
First Data Corp., 9.875%, 2015	$265,000	$228,563
First Data Corp., 11.25%, 2016	95,000	76,000
Iron Mountain, Inc., 6.625%, 2016	145,000	143,913
Iron Mountain, Inc., 8.375%, 2021	70,000	72,800
SunGard Data Systems, Inc., 9.125%, 2013	120,000	123,000
SunGard Data Systems, Inc., 10.25%, 2015	156,000	163,995
Terremark Worldwide, Inc., 12%, 2017 (n)	45,000	51,750

		$860,021

Cable TV - 3.3%
Cablevision Systems Corp., 8.625%, 2017 (n)	$50,000	$52,875
CCO Holdings LLC, 8.75%, 2013	385,000	394,625
Charter Communications, Inc., 10.875%, 2014 (n)	135,000	151,031
CSC Holdings, Inc., 8.5%, 2014 (n)	190,000	202,350
Mediacom LLC, 9.125%, 2019 (n)	115,000	118,594
Videotron LTEE, 6.875%, 2014	85,000	86,275
Virgin Media Finance PLC, 9.125%, 2016	228,000	242,250
Virgin Media Finance PLC, 9.5%, 2016	100,000	109,250

		$1,357,250

Chemicals - 2.8%
Ashland, Inc., 9.125%, 2017 (n)	$245,000	$274,400
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	135,000	132,975
Hexion Specialty Chemicals, Inc., 9.75%, 2014	115,000	117,300
Innophos Holdings, Inc., 8.875%, 2014	185,000	190,550
Lumena Resources Corp., 12%, 2014 (n)	105,000	93,054
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	153,000	172,890
Momentive Performance Materials, Inc., 11.5%, 2016	85,000	79,050
Solutia, Inc., 7.875%, 2020	85,000	86,063

		$1,146,282

Computer Software - Systems - 0.3%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$120,000	$123,600

Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015 (n)	$15,000	$16,388
ACCO Brands Corp., 7.625%, 2015	60,000	56,175
Central Garden & Pet Co., 8.25%, 2018	85,000	86,169
Easton-Bell Sports, Inc., 9.75%, 2016 (z)	65,000	68,413
Jarden Corp., 7.5%, 2017	150,000	152,063
Libbey Glass, Inc., 10%, 2015 (n)	100,000	105,250
Visant Holding Corp., 8.75%, 2013	95,000	97,375

		$581,833

Consumer Services - 1.7%
KAR Holdings, Inc., 10%, 2015	$115,000	$120,750
KAR Holdings, Inc., FRN, 4.248%, 2014	85,000	78,625
Realogy Corp., 10.5%, 2014	25,000	21,563
Service Corp. International, 7.375%, 2014	110,000	112,750
Service Corp. International, 7%, 2017	190,000	186,200
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	178,400

		$698,288

Containers - 1.8%
Ball Corp., 6.75%, 2020	$40,000	$40,700
Crown Americas LLC, 7.625%, 2013	60,000	61,800
Graham Packaging Holdings Co., 9.875%, 2014	220,000	228,250
Greif, Inc., 6.75%, 2017	165,000	167,475
Owens-Brockway Glass Container, Inc., 8.25%, 2013	55,000	55,688
Owens-Illinois, Inc., 7.375%, 2016	60,000	63,000
Reynolds Group, 7.75%, 2016 (n)	100,000	102,750

		$719,663

Electronics - 0.8%
Flextronics International Ltd., 6.25%, 2014	$49,000	$49,613
Freescale Semiconductor, Inc., 8.875%, 2014	115,000	109,825
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	55,000	59,194
Jabil Circuit, Inc., 7.75%, 2016	120,000	126,300

		$344,932

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.389%, 2012	$57,263	$51,422

Energy - Independent - 6.2%
Chaparral Energy, Inc., 8.875%, 2017	$170,000	$155,550
Chesapeake Energy Corp., 7%, 2014	87,000	88,196
Chesapeake Energy Corp., 9.5%, 2015	15,000	16,313
Chesapeake Energy Corp., 6.375%, 2015	210,000	206,325
Forest Oil Corp., 8.5%, 2014	30,000	31,650
Hilcorp Energy I LP, 9%, 2016 (n)	200,000	208,000

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - continued
Linn Energy LLC, 8.625%, 2020 (z)		$30,000	$30,038
McMoRan Exploration Co., 11.875%, 2014		110,000	118,250
Newfield Exploration Co., 6.625%, 2014		125,000	128,438
OPTI Canada, Inc., 8.25%, 2014		145,000	136,300
Penn Virginia Corp., 10.375%, 2016		225,000	244,125
Petrohawk Energy Corp., 10.5%, 2014		65,000	71,744
Pioneer Natural Resources Co., 6.875%, 2018		130,000	129,927
Pioneer Natural Resources Co., 7.5%, 2020		135,000	138,901
Plains Exploration & Production Co., 7%, 2017		250,000	246,250
Quicksilver Resources, Inc., 8.25%, 2015		115,000	117,300
Range Resources Corp., 8%, 2019		140,000	149,450
SandRidge Energy, Inc., 8%, 2018 (n)		160,000	152,000
Southwestern Energy Co., 7.5%, 2018		130,000	141,050

			$2,509,807

Entertainment - 1.1%
AMC Entertainment, Inc., 11%, 2016		$150,000	$161,063
AMC Entertainment, Inc., 8.75%, 2019		120,000	126,000
Cinemark USA, Inc., 8.625%, 2019		95,000	100,106
GWR Operating Partnership LLP, 10.875%, 2017 (z)		80,000	78,000

			$465,169

Financial Institutions - 3.8%
CIT Group, Inc., 7%, 2014		$150,000	$141,750
CIT Group, Inc., 7%, 2017		360,000	332,100
GMAC, Inc., 7%, 2012		45,000	45,788
GMAC, Inc., 6.75%, 2014		285,000	283,575
GMAC, Inc., 8%, 2031		330,000	315,150
International Lease Finance Corp., 5.625%, 2013		310,000	292,415
International Lease Finance Corp., 8.75%, 2017 (z)		70,000	71,612
Nationstar Mortgage LLC, 10.875%, 2015 (z)		55,000	53,075

			$1,535,465

Food & Beverages - 2.5%
ARAMARK Corp., 8.5%, 2015		$115,000	$117,588
Constellation Brands, Inc., 7.25%, 2016		60,000	61,650
Dean Foods Co., 7%, 2016		155,000	151,900
Del Monte Foods Co., 6.75%, 2015		185,000	190,550
Michael Foods, Inc., 8%, 2013		175,000	179,813
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	158,875
Smithfield Foods, Inc., 7.75%, 2017		60,000	58,950
TreeHouse Foods, Inc., 7.75%, 2018		90,000	93,375

			$1,012,701

Forest & Paper Products - 3.1%
Boise, Inc., 8%, 2020 (z)		$115,000	$115,000
Buckeye Technologies, Inc., 8.5%, 2013		126,000	128,835
Cascades, Inc., 7.75%, 2017 (n)		80,000	80,600
Georgia-Pacific Corp., 7.125%, 2017 (n)		65,000	67,600
Georgia-Pacific Corp., 8%, 2024		250,000	265,000
Georgia-Pacific Corp., 7.25%, 2028		35,000	34,650
Graphic Packaging International Corp., 9.5%, 2013		120,000	123,000
Jefferson Smurfit Corp., 8.25%, 2012 (d)		50,000	44,500
JSG Funding PLC, 7.75%, 2015		35,000	34,300
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	208,863
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	140,468

			$1,242,816

Gaming & Lodging - 4.7%
Ameristar Casinos, Inc., 9.25%, 2014		$65,000	$68,088
Boyd Gaming Corp., 6.75%, 2014		95,000	82,888
Firekeepers Development Authority, 13.875%, 2015 (n)		85,000	98,388
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		180,000	2,025
Gaylord Entertainment Co., 6.75%, 2014		105,000	100,538
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	107,750
Harrah’s Operating Co., Inc., 10%, 2018		55,000	45,513
Harrah’s Operating Co., Inc., 10%, 2018		118,000	97,645
Host Hotels & Resorts, Inc., 6.75%, 2016		175,000	175,438
Host Hotels & Resorts, Inc., 9%, 2017 (n)		30,000	32,400
MGM Mirage, 10.375%, 2014 (n)		20,000	22,050
MGM Mirage, 7.5%, 2016		190,000	158,175
MGM Mirage, 11.125%, 2017 (n)		60,000	67,500
MGM Mirage, 11.375%, 2018 (n)		165,000	159,225
MGM Mirage, 9%, 2020 (n)		15,000	15,450
Midwest Gaming, Inc., 11.625%, 2016 (z)		30,000	29,682
Penn National Gaming, Inc., 8.75%, 2019 (n)		125,000	126,875
Pinnacle Entertainment, Inc., 7.5%, 2015		100,000	86,500
Royal Caribbean Cruises Ltd., 7%, 2013		45,000	45,563
Royal Caribbean Cruises Ltd., 11.875%, 2015		90,000	105,975

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Starwood Hotels & Resorts
Worldwide, Inc., 6.75%, 2018	$65,000	$65,163
Station Casinos, Inc., 6%, 2012 (d)	200,000	13,500
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	413
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	475
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	5,075
Wyndham Worldwide Corp., 6%, 2016	175,000	173,363

		$1,885,657

Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016 (n)	$85,000	$86,381
Aquilex Corp., 11.125%, 2016 (n)	30,000	32,250
Baldor Electric Co., 8.625%, 2017	195,000	206,213
Great Lakes Dredge & Dock Corp., 7.75%, 2013	100,000	100,875
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	80,000	82,800

		$508,519

Insurance - 0.5%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$250,000	$212,875

Insurance - Property & Casualty - 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$180,000	$201,600
USI Holdings Corp., 9.75%, 2015 (z)	160,000	151,200

		$352,800

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014	$130,000	$131,625
Rental Service Corp., 9.5%, 2014	160,000	158,400

		$290,025

Major Banks - 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$290,000	$295,896
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	305,000	325,161
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2059	75,000	62,813

		$683,870

Medical & Health Technology & Services - 7.6%
Biomet, Inc., 10%, 2017	$170,000	$187,425
Community Health Systems, Inc., 8.875%, 2015	265,000	274,275
Cooper Cos., Inc., 7.125%, 2015	130,000	129,188
DaVita, Inc., 6.625%, 2013	74,000	74,463
DaVita, Inc., 7.25%, 2015	105,000	107,100
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	139,375
HCA, Inc., 6.375%, 2015	275,000	261,250
HCA, Inc., 9.25%, 2016	485,000	515,616
HCA, Inc., 8.5%, 2019 (n)	105,000	112,941
HealthSouth Corp., 8.125%, 2020	180,000	179,100
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	50,000	50,938
Psychiatric Solutions, Inc., 7.75%, 2015	70,000	71,313
Tenet Healthcare Corp., 9.25%, 2015	195,000	204,506
U.S. Oncology, Inc., 10.75%, 2014	155,000	161,200
United Surgical Partners International, Inc., 8.875%, 2017	35,000	36,313
United Surgical Partners International, Inc., 9.25%, 2017 (p)	60,000	62,100
Universal Hospital Services, Inc., 8.5%, 2015 (p)	155,000	154,225
Universal Hospital Services, Inc., FRN, 3.859%, 2015	45,000	38,363
Vanguard Health Systems, Inc., 8%, 2018 (z)	60,000	58,350
VWR Funding, Inc., 11.25%, 2015 (p)	232,375	246,318

		$3,064,359

Metals & Mining - 2.6%
Arch Western Finance LLC, 6.75%, 2013	$175,000	$175,656
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	100,000	102,000
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	100,000	102,500
CONSOL Energy, Inc., 8%, 2017 (z)	85,000	87,338
CONSOL Energy, Inc., 8.25%, 2020 (z)	55,000	56,513
FMG Finance Ltd., 10.625%, 2016 (n)	135,000	155,588
Peabody Energy Corp., 5.875%, 2016	80,000	79,600
Peabody Energy Corp., 7.375%, 2016	200,000	211,500
U.S. Steel Corp., 7.375%, 2020	80,000	80,200

		$1,050,895

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$180,000	$181,800
Ferrellgas Partners LP, 8.625%, 2020	70,000	70,000
Inergy LP, 6.875%, 2014	160,000	160,000

		$411,800

Natural Gas - Pipeline - 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$160,000	$154,400
Atlas Pipeline Partners LP, 8.75%, 2018	140,000	135,100
Crosstex Energy, Inc., 8.875%, 2018 (n)	55,000	56,719
El Paso Corp., 7%, 2017	115,000	117,368

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
El Paso Corp., 7.75%, 2032	$60,000	$58,957
MarkWest Energy Partners LP, 6.875%, 2014	120,000	117,600
MarkWest Energy Partners LP, 8.75%, 2018	30,000	30,788

		$670,932

Network & Telecom - 2.2%
Cincinnati Bell, Inc., 8.75%, 2018	$140,000	$141,225
Citizens Communications Co., 9%, 2031	50,000	48,750
New Communications Holdings, Inc., 8.25%, 2017 (z)	30,000	30,525
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	219,863
Qwest Communications International, Inc., 8%, 2015 (n)	55,000	58,575
Qwest Communications International, Inc., 7.125%, 2018 (n)	115,000	118,738
Qwest Corp., 8.375%, 2016	61,000	68,625
Windstream Corp., 8.625%, 2016	185,000	189,163

		$875,464

Oil Services - 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$125,000	$110,625
Basic Energy Services, Inc., 7.125%, 2016	50,000	43,500
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	101,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	95,000	97,019
Pioneer Drilling Co., 9.875%, 2018 (z)	90,000	89,100
Trico Shipping A.S., 11.875%, 2014 (n)	35,000	33,425

		$474,669

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$91,000

Other Banks & Diversified Financials - 0.8%
Capital One Financial Corp., 10.25%, 2039	$150,000	$177,703
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	90,000
Santander UK PLC, 8.963% to 2030, FRN to 2049	70,000	74,900

		$342,603

Precious Metals & Minerals - 0.5%
Teck Resources Ltd., 10.25%, 2016	$35,000	$41,650
Teck Resources Ltd., 10.75%, 2019	120,000	147,000

		$188,650

Printing & Publishing - 1.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$13,217	$8,082
American Media Operations, Inc., 14%, 2013 (p)(z)	141,300	83,383
McClatchy Co., 11.5%, 2017 (n)	60,000	61,275
Nielsen Finance LLC, 10%, 2014	220,000	230,450
Nielsen Finance LLC, 11.5%, 2016	100,000	113,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	26,600
Tribune Co., 5.25%, 2015 (d)	130,000	41,600

		$564,390

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$155,000	$161,006

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$45,000	$50,400

Retailers - 3.6%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,825
Dollar General Corp., 11.875%, 2017 (p)	62,000	72,230
Express Parent LLC, 8.75%, 2018 (z)	75,000	76,500
Limited Brands, Inc., 6.9%, 2017	85,000	86,700
Limited Brands, Inc., 6.95%, 2033	50,000	44,500
Macy’s, Inc., 5.75%, 2014	175,000	178,500
Macy’s, Inc., 5.9%, 2016	145,000	144,638
Macy’s, Inc., 6.375%, 2037	50,000	46,000
Neiman Marcus Group, Inc., 10.375%, 2015	185,000	191,013
QVC, Inc., 7.375%, 2020 (z)	55,000	55,275
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	158,050
Toys “R” Us, Inc., 7.625%, 2011	50,000	51,750
Toys “R” Us, Inc., 10.75%, 2017 (n)	215,000	239,725
Toys “R” Us, Inc., 8.5%, 2017 (n)	75,000	77,813

		$1,478,519

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$142,000	$144,840

Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$85,000	$86,063

Telecommunications - Wireless - 3.9%
Clearwire Corp., 12%, 2015 (z)	$40,000	$40,800
Cricket Communications, Inc., 7.75%, 2016	95,000	98,563
Crown Castle International Corp., 9%, 2015	115,000	124,488
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	65,400
Crown Castle International Corp., 7.125%, 2019	190,000	192,375
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	133,650
Nextel Communications, Inc., 6.875%, 2013	125,000	121,875
NII Holdings, Inc., 10%, 2016 (n)	115,000	125,925

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
SBA Communications Corp., 8%, 2016 (n)	$40,000	$42,100
SBA Communications Corp., 8.25%, 2019 (n)	35,000	37,275
Sprint Nextel Corp., 8.375%, 2017	165,000	165,825
Sprint Nextel Corp., 8.75%, 2032	155,000	143,763
Wind Acquisition Finance S.A., 12%, 2015 (n)	250,000	270,000

		$1,562,039

Telephone Services - 0.3%
Frontier Communications Corp., 8.125%, 2018	$135,000	$135,000

Tobacco - 0.3%
Alliance One International, Inc., 10%, 2016 (n)	$105,000	$109,725

Transportation - Services - 0.8%
Commercial Barge Line Co., 12.5%, 2017	$140,000	$147,175
Hertz Corp., 8.875%, 2014	175,000	179,813

		$326,988

Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$285,000	$289,275
Calpine Corp., 8%, 2016 (n)	130,000	132,925
Dynegy Holdings, Inc., 7.5%, 2015	125,000	103,750
Dynegy Holdings, Inc., 7.5%, 2015 (n)	85,000	70,125
Dynegy Holdings, Inc., 7.75%, 2019	140,000	105,700
Edison Mission Energy, 7%, 2017	295,000	205,763
Energy Future Holdings Corp., 10%, 2020 (n)	115,000	119,888
Mirant North America LLC, 7.375%, 2013	105,000	104,738
NRG Energy, Inc., 7.375%, 2016	320,000	317,600
Texas Competitive Electric Holdings LLC, 10.25%, 2015	600,000	417,000

		$1,866,764

Total Bonds		$36,547,158

CONVERTIBLE BONDS - 0.2%
Automotive - 0.2%
Accuride Corp., 7.5%, 2020	$38,182	$86,111

Total Convertible Bonds		$86,111

FLOATING RATE LOANS (g)(r) - 4.1%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$77,858	$76,431

Automotive - 1.5%
Accuride Corp., Term Loan, 9.75%, 2013	$23,379	$23,369
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	184,588	170,573
Ford Motor Co., Term Loan, 3.25%, 2013	426,216	411,032

		$604,974

Broadcasting - 0.8%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$87,858	$84,626
Local TV Finance LLC, Term Loan B, 2.3%, 2013	11,785	10,440
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	66,825	58,305
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	181,154	158,057

		$311,428

Chemicals - 0.9%
LyondellBasell, DIP Term Loan, 9.16%, 2011 (q)	$29,252	$30,253
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010	87,972	93,514
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014	5,028	3,922
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2014	11,067	8,633
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014	14,436	11,260
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014	14,435	11,259
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014	14,436	11,260
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014	18,856	14,708
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014	35,926	28,022
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	62,640	48,859
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	62,640	48,859
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	62,640	48,859

		$359,408

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$248,868	$16,176

Printing & Publishing - 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$173,451	$107,800

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013	$73,841	$70,161

Utilities - Electric Power - 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.72%, 2014	$160,677	$130,236

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Total Floating Rate Loans				$1,676,614

COMMON STOCKS - 0.8%
Automotive - 0.1%
Accuride Corp. (a)			26,727	$35,146
Oxford Automotive, Inc. (a)			53	0

				$35,146

Broadcasting - 0.1%
Dex One Corp. (a)			1,664	$46,459
Supermedia, Inc. (a)			152	6,217

				$52,676

Cable TV - 0.1%
Cablevision Systems Corp., “A”			2,100	$50,694

Construction - 0.2%
Nortek, Inc. (a)			2,297	$91,880

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.			1,600	$29,152
Pinnacle Entertainment, Inc. (a)			5,400	52,596

				$81,748

Printing & Publishing - 0.1%
American Media, Inc. (a)			2,421	$6,948
Golden Books Family Entertainment, Inc. (a)			21,250	0
World Color Press, Inc. (a)			725	8,664

				$15,612

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			113	$2,825

Total Common Stocks				$330,581

PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
GMAC, Inc., 7% (z)			143	$109,002

MONEY MARKET FUNDS (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			914,778	$914,778

WARRANTS - 0.0%

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Printing & Publishing - 0.0%
World Color Press, Inc., (1 share for 1 warrant) (a)	$16.30	8/26/09	410	$1,230
World Color Press, Inc., (1 share for 1 warrant) (a)	$13.00	8/26/09	410	2,153

Total Warrants				$3,383

Total Investments				$39,667,627

OTHER ASSETS, LESS LIABILITIES - 2.1%				852,558

NET ASSETS - 100.0%				$40,520,185

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,823,561 representing 19.3% of net assets.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045	9/21/04	$144,372	$8,692
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	9,223	8,082
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	85,724	83,383
Boise, Inc., 8%, 2020	3/09/10 - 3/23/10	114,700	115,000
Bombardier, Inc., 7.5%, 2018	3/15/10 - 3/17/10	122,100	125,100
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 11/15/09	148,858	66,656
CONSOL Energy, Inc., 8%, 2017	3/25/10	85,000	87,338
CONSOL Energy, Inc., 8.25%, 2020	3/25/10	55,000	56,513

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

High Yield Variable Account

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Clearwire Corp., 12%, 2015	3/08/10	$40,500	$40,800
Easton-Bell Sports, Inc., 9.75%, 2016	3/23/10	68,575	68,413
Express Parent LLC, 8.75%, 2018	3/02/10 - 3/03/10	74,992	76,500
GMAC, Inc., 7% (Preferred Stock)	12/26/08	109,030	109,002
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10	77,069	78,000
International Lease Finance Corp., 8.75%, 2017	3/17/10	68,237	71,612
LBI Media, Inc., 8.5%, 2017	7/18/07	98,350	86,000
Linn Energy LLC, 8.625%, 2020	3/30/10	29,266	30,038
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	256,352	165,228
Midwest Gaming, Inc., 11.625%, 2016	3/31/10	29,682	29,682
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	53,467	53,075
New Communications Holdings, Inc., 8.25%, 2017	3/26/10	30,000	30,525
Pioneer Drilling Co., 9.875%, 2018	3/04/10 - 3/16/10	87,412	89,100
QVC, Inc., 7.375%, 2020	3/17/10	55,000	55,275
SIRIUS XM Radio, Inc., 8.75%, 2015	3/12/10	80,000	79,700
USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	156,360	151,200
Vanguard Health Systems, Inc., 8%, 2018	3/01/10 - 3/02/10	59,525	58,350
Wachovia Credit, CDO, FRN, 1.633%, 2026	6/08/06	250,000	10,000

Total Restricted Securities			$1,833,264
% of Net Assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$220,265	$203,707	$6,948	$430,920
Canada	12,046	—	—	12,046
Non-U.S. Sovereign Debt	—	51,422	—	51,422
Corporate Bonds	—	32,268,105		32,268,105
Commercial Mortgage-Backed Securities	—	414,851	—	414,851
Asset-Backed Securities (including CDOs)	—	26,392	—	26,392
Foreign Bonds	—	3,872,499	—	3,872,499
Floating Rate Loans	—	1,676,614	—	1,676,614
Mutual Funds	914,778		—	914,778

Total Investments	$1,147,089	$38,513,590	$6,948	$39,667,627

Other Financial Instruments
Forward Currency Contracts	$—	$2,616	$—	$2,616

For further information regarding security characteristics, see the Portfolio of Investments.

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$6,948
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/10	$6,948

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $0.

(2) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	166,478	6/14/10	$227,480	$224,864	$2,616

At March 31, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Variable accounts-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional
Money Market Portfolio	996,965	4,237,219	(4,319,406)	914,778

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional
Money Market Portfolio	$—	$—	$356	$914,778

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.